Business Acquisitions	12 Months Ended
Dec. 31, 2014
Business Acquisitions [Abstract]
Business Combination Disclosure
NOTE 3. Business Acquisitions

Electronics Acquisition

On July 1, 2014, the Company completed the acquisition of substantially all of the global automotive electronics business of Johnson Controls Inc. for an aggregate purchase price of $297 million funded with cash on hand, including $31 million of cash and equivalents at the acquired business. The operating results for the business acquired have been included in the Electronics segment from the date of acquisition. Reflected in the Company's results of operation for the year ended December 31, 2014, are sales of $665 million and gross margin of $103 million related to the Electronics Acquisition. Additionally, through the year ended December 31, 2014, the Company incurred acquisition-related costs of approximately $10 million, which were recorded as incurred and have been classified as Other expenses within the Consolidated Statements of Operations.

Pro forma financial information is presented in the following table for the years ended December 31, 2013 and 2014, as if the Electronics Acquisition had occurred on January 1, 2013. The pro forma financial information is unaudited and is provided for informational purposes only and does not purport to be indicative of the results which would have actually been attained had the acquisition occurred on January 1, 2013, or that may be attained in the future.

	Year Ended December 31
	2014	2013
	(Dollars in Millions, Unaudited)
Sales	$3,282	$3,028
Gross margin	$408	$337
(Loss) income from continuing operations before income taxes	$(29)	$639

The Electronics Acquisition was accounted for as a business combination, with the purchase price allocated on a preliminary basis as of July 2014. Assets acquired and liabilities assumed were recorded at estimated fair values based on management's estimates, available information, and reasonable and supportable assumptions. Additionally, the Company utilized a third-party to assist with certain estimates of fair values. Fair value measurements are classified within level 3 of the fair value hierarchy and were based on the following methodologies and approaches.

•	Fair value estimates for property and equipment were based on appraised values utilizing cost and market approaches.

•	Fair value estimates for contractually reimbursable engineering costs were based on discounted cash flows, which is an income model.

•	Fair values for intangible assets were based on a combination of market and income approaches, including the relief from royalty method.

The preliminary purchase price allocation, which is subject to change and may be subsequently adjusted to reflect final valuation results and other adjustments, is shown below.

Purchase price	$297
Cash acquired	(31)
Purchase price net of cash acquired	$266

Assets Acquired:
Accounts receivable	$210
Inventories	100
Property and equipment	137
Contractually reimbursable engineering costs	77
Intangible assets	16
Other assets acquired	24
Total assets acquired	$564
Liabilities Assumed:
Accounts payable	$176
Other liabilities assumed	81
Total liabilities assumed	$257
Non-controlling interests	41
Total purchase price allocation	$266

Climate Acquisitions

On September 1, 2014, HVCC completed the acquisition of a controlling 51% equity interest in Japan Climate Systems - Nanjing ("JCS-Nanjing") for $7 million. The Company commenced consolidation of JCS-Nanjing from the September 1, 2014, acquisition date. This acquisition was accounted for as a business combination, with the purchase price allocated on a preliminary basis as of September 2014. In connection with the preliminary purchase price allocation, HVCC recorded goodwill of $2 million. The preliminary purchase price allocations may be subsequently adjusted to reflect final valuation results.

In August 2014, Halla Visteon Climate Control Corporation ("HVCC") acquired the automotive thermal and emissions business of Cooper-Standard Automotive Inc., a subsidiary of Cooper-Standard Holdings Inc. (the "Thermal Acquisition"), for cash of $46 million. The Thermal Acquisition is expected to expand the thermal energy management product portfolio of HVCC and further diversify its customer base. Net sales for the acquired business were approximately $66 million for the annual period ended December 31, 2013. The operating results for the business acquired are classified as discontinued operations within the Consolidated Statements of Operations. In the year ended December 31, 2014, the Company incurred acquisition-related costs of approximately $1 million. These amounts were recorded as incurred and have been classified as discontinued operations.

The Thermal Acquisition was accounted for as a business combination, with the purchase price allocated on a preliminary basis as of August 2014. Assets acquired and liabilities assumed were recorded at estimated fair values based on management's estimates, available information, and reasonable and supportable assumptions. Additionally, the Company utilized a third-party to assist with certain estimates of fair values. Fair value measurements are classified within level 3 of the fair value hierarchy and were based on the following methodologies and approaches.

•	Fair value estimates for property and equipment were based on appraised values utilizing cost and market approaches.

•	Fair value estimates for contractually reimbursable engineering costs were based on discounted cash flows, which is an income model.

•	Fair values for intangible assets were based on a combination of market and income approaches, including the relief from royalty method.

The preliminary purchase price allocation, which is subject to change and may be subsequently adjusted to reflect final valuation results and other adjustments, is shown below.

Purchase price	$46

Property and equipment	$30
Intangible assets	8
Goodwill	8
Total purchase price allocation	$46

The pro forma effects of these Climate acquisitions would not materially impact the Company's reported results for any period presented, and as a result no pro forma financial statements are presented.